UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21341

Name of Fund: BlackRock Credit Allocation Income Trust I, Inc. (PSW)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock
Credit Allocation Income Trust I, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2011

Date of reporting period: 01/31/2011

Item 1 – Schedule of Investments

BlackRock Credit Allocation Income Trust I, Inc. (PSW)
Schedule of Investments January 31, 2011 (Unaudited)
(Percentages shown are based on Net Assets)

	Par
Corporate Bonds (000) Value
Aerospace & Defense — 4.9%
BE Aerospace, Inc., 8.50%,
7/01/18	$ 560	$ 610,400
Bombardier, Inc., 7.75%, 3/15/20 (a)	720	788,400
Goodrich Corp., 3.60%, 2/01/21	1,400	1,314,538
United Technologies Corp., 5.70%,
4/15/40 (b)	2,500	2,631,358
5,344,696
Airlines — 0.9%
American Airlines Pass-Through
Trust, Series 2011-1, Class A,
5.25%, 7/31/22	325	325,812
Continental Airlines Pass-Through
Certificates, Series 2009-2,
Class B, 9.25%, 5/10/17	356	390,037
Delta Air Lines, Inc., Series 02G1,
6.72%, 7/02/24	294	299,928
1,015,777
Auto Components — 0.8%
Dana Holding Corp.:
6.50%, 2/15/19	110	111,925
6.75%, 2/15/21	70	71,050
Icahn Enterprises LP:
7.75%, 1/15/16	200	206,250
8.00%, 1/15/18	500	513,750
902,975
Beverages — 0.5%
Constellation Brands, Inc., 7.25%,
5/15/17 460 492,200
Building Products — 0.1%
Building Materials Corp. of
America, 7.00%, 2/15/20 (a) 125 131,250
Capital Markets — 2.0%
Ameriprise Financial, Inc., 5.30%,
3/15/20	750	790,136
Morgan Stanley, 5.75%, 1/25/21 (b)	1,025	1,035,940
UBS AG, 2.25%, 1/28/14	375	376,103
2,202,179
Chemicals — 0.3%
CF Industries, Inc., 7.13%,
5/01/20 250 277,813
Commercial Banks — 3.2%
City National Corp., 5.25%,
9/15/20	550	544,655
Comerica, Inc., 3.00%, 9/16/15	550	547,962
Discover Bank, 8.70%, 11/18/19	300	359,221
Fifth Third Bamcorp, 3.63%,
1/25/16	650	654,963
Lloyds TSB Bank Plc, 4.88%,
1/21/16	450	450,385

	Par
Corporate Bonds (000) Value
Commercial Banks (concluded)
Regions Financial Corp., 4.88%,
4/26/13	$ 350	$ 344,750
SVB Financial Group, 5.38%,
9/15/20	550	543,674
3,445,610
Commercial Services & Supplies — 5.1%
Aviation Capital Group, 7.13%,
10/15/20 (a)(b)	2,200	2,252,922
Browning-Ferris Industries, Inc.,
7.40%, 9/15/35	865	1,029,099
Casella Waste Systems, Inc.,
7.75%, 2/15/19 (a)(c)	149	152,353
Clean Harbors, Inc., 7.63%,
8/15/16	306	324,360
Corrections Corp. of America,
7.75%, 6/01/17	775	846,687
Waste Management, Inc., 6.13%,
11/30/39	900	956,391
5,561,812
Communications Equipment — 0.9%
Brocade Communications
Systems, Inc., 6.88%, 1/15/20	700	745,500
CC Holdings GS V LLC, 7.75%,
5/01/17 (a)	220	242,000
987,500
Construction Materials — 0.2%
Inversiones CMPC SA, 4.75%,
1/19/18 (a) 200 197,029
Consumer Finance — 5.9%
American Express Credit Corp.,
2.75%, 9/15/15 (b)	1,400	1,374,713
Capital One Bank USA NA, 8.80%,
7/15/19	775	961,972
Inmarsat Finance Plc, 7.38%,
12/01/17 (a)	520	552,500
SLM Corp., 6.25%, 1/25/16	3,450	3,456,493
6,345,678
Containers & Packaging — 1.5%
Ball Corp.:
7.13%, 9/01/16	400	435,000
6.75%, 9/15/20	505	532,775
Bemis Co., Inc., 6.80%, 8/01/19	200	228,685
Crown Americas LLC, 6.25%,
2/01/21 (a)	200	201,500
Owens-Brockway Glass Container,
Inc., 6.75%, 12/01/14	135	138,712
Rock-Tenn Co., 9.25%, 3/15/16	75	82,313
1,618,985

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

GO	General Obligation Bonds	RB	Revenue Bonds

BLACKROCK CREDIT ALLOCATION INCOME TRUST I, INC. JANUARY 31, 2011 1

Schedule of Investments (continued)
BlackRock Credit Allocation Income Trust I, Inc. (PSW)
 (Percentages shown are based on Net Assets)

	Par
Corporate Bonds (000) Value
Diversified Financial Services — 3.7%
Ally Financial, Inc., 8.30%,
2/12/15	$ 800	$ 904,000
Citigroup, Inc., 4.59%, 12/15/15	225	234,950
Moody's Corp., 6.06%, 9/07/17	2,500	2,528,882
Reynolds Group Issuer, Inc. (a)(c):
6.88%, 2/15/21	155	156,356
8.25%, 2/15/21	190	191,663
4,015,851
Diversified Telecommunication
Services — 3.8%
AT&T Inc., 6.30%, 1/15/38 (b)	1,000	1,030,961
Frontier Communications Corp.,
8.50%, 4/15/20	700	789,250
Qwest Corp., 8.38%, 5/01/16	390	467,025
Verizon Communications, Inc.,
7.35%, 4/01/39 (b)	925	1,101,506
Windstream Corp.:
8.63%, 8/01/16	250	265,000
7.88%, 11/01/17	400	428,500
4,082,242
Electric Utilities — 1.7%
Progress Energy, Inc., 7.00%,
10/30/31	1,000	1,146,873
Southern California Edison Co.,
5.50%, 3/15/40	650	657,052
1,803,925
Electronic Equipment, Instruments
& Components — 0.2%
Jabil Circuit, Inc., 8.25%, 3/15/18 200 229,000
Energy Equipment & Services — 1.1%
Halliburton Co., 7.45%, 9/15/39 950 1,194,319
Food & Staples Retailing — 3.9%
CVS Caremark Corp., 6.30%,
6/01/62 (d)	1,500	1,445,625
Wal-Mart Stores, Inc., 6.20%,
4/15/38 (b)	2,500	2,756,510
4,202,135
Food Products — 1.0%
Kraft Foods, Inc.:
6.50%, 8/11/17	385	447,195
6.13%, 8/23/18	390	442,724
Smithfield Foods, Inc., 10.00%,
7/15/14	160	188,200
1,078,119
Gas Utilities — 1.0%
Nisource Finance Corp., 6.13%,
3/01/22	900	993,347
Targa Resources Partners LP,
6.88%, 2/01/21 (a)(c)	115	115,000
1,108,347
Health Care Equipment & Supplies — 2.9%
Boston Scientific Corp., 7.38%,
1/15/40	690	737,142
Fresenius US Finance II, Inc.,
9.00%, 7/15/15 (a)	500	574,375
Medtronic, Inc., 5.55%, 3/15/40 (b)	1,765	1,821,987
3,133,504

	Par
Corporate Bonds (000) Value
Health Care Providers & Services — 2.8%
Aetna, Inc., 6.75%, 12/15/37 (b)	$ 800	$ 898,484
Aviv Healthcare Properties LP,
7.75%, 2/15/19 (a)(c)	105	107,888
HCA, Inc., 8.50%, 4/15/19	400	446,000
Tenet Healthcare Corp.:
10.00%, 5/01/18	350	410,812
8.88%, 7/01/19	250	286,250
UnitedHealth Group, Inc., 6.88%,
2/15/38 (b)	800	913,042
3,062,476
Household Durables — 0.3%
Cemex Espana Luxembourg,
9.25%, 5/12/20 (a) 365 371,844
IT Services — 0.1%
First Data Corp. , 8.25%, 1/15/21 (a) 100 96,250
Independent Power Producers &
Energy Traders — 0.3%
Energy Future Intermediate
Holding Co. LLC, 10.00%,
12/01/20 345 365,909
Insurance — 6.6%
The Allstate Corp., 7.45%,
5/16/19	900	1,089,868
American International Group, Inc.,
6.40%, 12/15/20	410	437,455
Aon Corp., 5.00%, 9/30/20 (b)	1,600	1,616,989
Lincoln National Corp., 6.25%,
2/15/20	800	879,571
Manulife Financial Corp., 4.90%,
9/17/20	1,000	981,903
Northwestern Mutual Life
Insurance, 6.06%, 3/30/40 (a)(b)	900	966,932
Principal Financial Group, Inc.,
8.88%, 5/15/19	225	285,619
Prudential Financial, Inc., 6.63%,
12/01/37	800	877,559
7,135,896
Life Sciences Tools & Services — 1.9%
Bio-Rad Laboratories, Inc., 8.00%,
9/15/16	865	953,662
Life Technologies Corp., 6.00%,
3/01/20	1,000	1,071,456
2,025,118
Machinery — 1.5%
Ingersoll-Rand Global Holding Co.,
Ltd., 9.50%, 4/15/14	800	962,702
Navistar International Corp.,
8.25%, 11/01/21	600	661,500
1,624,202
Media — 7.2%
CSC Holdings LLC:
8.50%, 6/15/15	400	438,000
8.63%, 2/15/19	275	315,562
Cengage Learning Acquisitions,
Inc., 10.50%, 1/15/15 (a)	80	83,200
Comcast Corp., 6.30%, 11/15/17	800	915,720
Cox Communications, Inc., 8.38%,
3/01/39 (a)	800	1,026,178
DISH DBS Corp., 7.00%, 10/01/13	450	481,500

2 BLACKROCK CREDIT ALLOCATION INCOME TRUST I, INC. JANUARY 31, 2011

BlackRock Credit Allocation Income Trust I, Inc. (PSW)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Corporate Bonds (000) Value
Media (concluded)
Gannett Co., Inc., 9.38%,
11/15/17	$ 450	$ 506,250
News America, Inc., 6.15%,
3/01/37	950	971,140
Time Warner Cable, Inc., 6.75%,
6/15/39	925	991,797
Time Warner, Inc., 7.70%,
5/01/32	950	1,136,562
UPC Germany GmbH, 8.13%,
12/01/17 (a)	240	259,200
Virgin Media Secured Finance Plc,
6.50%, 1/15/18	600	636,000
7,761,109
Metals & Mining — 1.2%
Freeport-McMoRan Corp., 7.13%,
11/01/27	700	738,634
Teck Resources Ltd., 10.75%,
5/15/19	400	520,000
United States Steel Corp., 7.38%,
4/01/20	40	41,500
1,300,134
Multi-Utilities — 1.6%
CenterPoint Energy, Inc.:
5.95%, 2/01/17	750	818,711
6.50%, 5/01/18	775	873,424
1,692,135
Multiline Retail — 2.6%
Dollar General Corp., 10.63%,
7/15/15	750	810,937
JC Penney Co., Inc., 5.65%,
6/01/20	2,100	2,026,500
2,837,437
Oil, Gas & Consumable Fuels — 5.2%
BP Capital Markets Plc, 3.88%,
3/10/15	350	366,627
Buckeye Partners LP, 4.88%,
2/01/21	225	224,546
Enbridge Energy Partners LP,
9.88%, 3/01/19	475	628,056
Enterprise Products Operating LLC,
6.65%, 4/15/18	1,000	1,153,878
Kinder Morgan Energy Partners LP,
6.85%, 2/15/20	1,000	1,151,982
Marathon Petroleum Corp., 3.50%,
3/01/16 (a)(c)	325	327,992
ONEOK Partners LP, 8.63%,
3/01/19	800	1,001,028
Oasis Petroleum, Inc., 7.25%,
2/01/19 (a)(c)	90	91,800
Petrobras International Finance
Co., 3.88%, 1/27/16	350	353,318
Range Resources Corp., 6.75%,
8/01/20	200	210,000
SM Energy Co., 3.50%, 4/1/27	115	115,000
5,624,227
Paper & Forest Products — 2.5%
Georgia-Pacific LLC, 8.25%,
5/01/16 (a)	785	883,125

	Par
Corporate Bonds (000) Value
Paper & Forest Products (concluded)
International Paper Co.:
7.50%, 8/15/21	$ 775	$916,076
7.30%, 11/15/39	800	902,088
2,701,289
Pharmaceuticals — 8.6%
Abbott Laboratories, 6.15%,
11/30/37	235	261,233
Bristol-Myers Squibb Co.:
5.88%, 11/15/36	892	962,253
6.13%, 5/01/38	29	32,471
Eli Lilly & Co., 5.95%, 11/15/37	588	635,395
GlaxoSmithKline Capital, Inc.,
6.38%, 5/15/38 (b)	1,690	1,921,016
Merck & Co., Inc.:
6.50%, 12/01/33	475	564,405
6.55%, 9/15/37 (b)	1,504	1,786,203
Pfizer, Inc., 7.20%, 3/15/39 (b)	2,500	3,112,848
9,275,824
Real Estate Investment Trusts
(REITs) — 1.9%
AvalonBay Communities, Inc.,
6.10%, 3/15/20	800	900,086
ERP Operating LP, 5.75%,
6/15/17	800	884,266
HCP, Inc., 5.38%, 2/01/21	250	251,815
2,036,167
Real Estate Management &
Development — 0.1%
Realogy Corp. , 7.88%, 2/15/19 (a)(c) 160 160,200
Road & Rail — 1.0%
Florida East Coast Railway Corp.,
8.13%, 2/01/17 (a)	40	41,500
Norfolk Southern Corp., 6.00%,
3/15/2105	1,200	1,077,990
1,119,490
Semiconductors & Semiconductor
Equipment — 1.2%
Advanced Micro Devices, Inc.,
7.75%, 8/01/20	190	194,750
KLA-Tencor Corp., 6.90%, 5/01/18	461	509,198
National Semiconductor Corp.,
6.60%, 6/15/17	539	593,786
1,297,734
Specialty Retail — 1.0%
AutoNation, Inc., 6.75%, 4/15/18	445	459,463
AutoZone, Inc., 7.13%, 8/01/18	300	348,089
Limited Brands, Inc., 7.00%,
5/01/20	230	242,650
1,050,202
Tobacco — 1.3%
Altria Group, Inc., 10.20%,
2/06/39 1,050 1,425,533
Wireless Telecommunication
Services — 2.0%
American Tower Corp., 4.50%,
1/15/18	450	446,935
Clearwire Communications LLC,
12.00%, 12/01/17 (a)	150	162,000

BLACKROCK CREDIT ALLOCATION INCOME TRUST I, INC. JANUARY 31, 2011 3

BlackRock Credit Allocation Income Trust I, Inc. (PSW)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Corporate Bonds (000) Value
Wireless Telecommunication
Services (concluded)
Cricket Communications, Inc.,
7.75%, 5/15/16	$ 155	$ 163,138
Digicel Group Ltd., 8.25%,
9/01/17 (a)	125	130,156
Nextel Communications, Inc.,
Series E, 6.88%, 10/31/13	195	196,219
SBA Tower Trust, 5.10%, 4/15/42 (a)	1,000	1,050,241
2,148,689
Total Corporate Bonds – 96.5%		104,482,811
Preferred Securities
Capital Trusts
Capital Markets — 4.5%
Ameriprise Financial, Inc., 7.52%,
6/01/66 (d)	500	527,500
State Street Capital Trust III,
8.25% (d)(e)	725	731,808
State Street Capital Trust IV,
1.29%, 6/01/67 (d)	4,740	3,651,459
4,910,767
Commercial Banks — 2.7%
ABN AMRO North America Holding
Preferred Capital Repackaging
Trust I, 6.52% (a)(d)(e)	800	708,000
M&T Capital Trust II, 8.28%,
6/01/27	910	889,342
National City Preferred Capital
Trust I, 12.00% (d)(e)	300	337,638
SunTrust Preferred Capital I,
5.85% (d)(e)	135	101,587
USB Capital XIII Trust, 6.63%,
12/15/39	825	858,124
2,894,691
Consumer Finance — 0.8%
Capital One Capital V, 10.25%,
8/15/39 780 843,375
Diversified Financial Services — 2.2%
JPMorgan Chase Capital XXIII,
1.29%, 5/15/77 (d) 3,085 2,372,010
Electric Utilities — 0.4%
PPL Capital Funding, 6.70%,
3/30/67 (d) 500 491,250
Insurance — 7.3%
AXA SA, 6.38% (a)(d)(e)	1,000	892,500
Ace Capital Trust II, 9.70%,
4/01/30	500	612,493
The Allstate Corp., 6.50%,
5/15/67 (d)	500	514,375
American General Institutional
Capital A, 7.57%, 12/01/45 (a)	100	103,000
Chubb Corp., 6.38%, 3/29/67 (d)	500	530,000
Farmers Exchange Capital, 7.05%,
7/15/28 (a)	500	483,681

	Par
Capital Trusts (000) Value
Insurance (concluded)
Great-West Life & Annuity
Insurance Co., 7.15%,
5/16/46 (a)(d)	$ 500	$ 510,000
Liberty Mutual Group, Inc.,
10.75%, 6/15/88 (a)(d)	500	642,500
Lincoln National Corp., 7.00%,
5/17/66 (d)	500	495,000
MetLife, Inc., 6.40%, 12/15/66	500	471,900
Reinsurance Group of America,
6.75%, 12/15/65 (d)	700	677,043
ZFS Finance (USA) (a)(d):
Trust II, 6.45%, 12/15/65	1,800	1,800,000
Trust IV, 5.88%, 5/09/32	146	142,719
7,875,211
Multi-Utilities — 1.4%
Dominion Resources Capital
Trust I, 7.83%, 12/01/27	500	500,147
Dominion Resources, Inc., 7.50%,
6/30/66 (d)	500	523,750
Puget Sound Energy, Inc., Series A,
6.97%, 6/01/67 (d)	475	466,493
1,490,390
Oil, Gas & Consumable Fuels — 1.3%
Enterprise Products Operating LLC,
8.38%, 8/01/66 (d)	825	891,000
TransCanada PipeLines Ltd.,
6.35%, 5/15/67 (d)	500	501,606
1,392,606
Total Capital Trusts – 20.6%		22,270,300
Preferred Stocks Shares
Commercial Banks — 0.9%
SG Preferred Capital II, 6.30% 1,000 926,875
Wireless Telecommunication
Services — 2.7%
Centaur Funding Corp., 9.08% 2,720 2,980,100
Total Preferred Stocks – 3.6% 3,906,975
Total Preferred Securities – 24.2%		26,177,275
	Par
Taxable Municipal Bonds (000)
Metropolitan Transportation
Authority, RB, Build America
Bonds, 6.55%, 11/15/31	$ 800	793,760
State of California, GO, Build
America Bonds, 7.35%,
11/01/39 400 403,772
Total Taxable Municipal Bonds – 1.1% 1,197,532
Total Long-Term Investments
(Cost – $128,318,007) – 121.8% 131,857,618

4 BLACKROCK CREDIT ALLOCATION INCOME TRUST I, INC. JANUARY 31, 2011

BlackRock Credit Allocation Income Trust I, Inc. (PSW)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Short-Term Securities Shares Value
BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.18% (f)(g) 1,162,969 $ 1,162,969
Total Short-Term Securities
(Cost – $1,162,969) – 1.1%	1,162,969
Total Investments
(Cost – $129,480,976*) – 122.9%	133,020,587
Liabilities in Excess of Other Assets – (22.9)%	(24,747,678)
Net Assets Applicable to Common Shares – 100.0% $ 108,272,909
* The cost and unrealized appreciation (depreciation) of investments as of
January 31, 2011, as computed for federal income tax purposes were as follows:
Aggregate cost	$ 129,480,976
Gross unrealized appreciation	$ 4,962,113
Gross unrealized depreciation	(1,422,502)
Net unrealized appreciation	$ 3,539,611

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b) All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(c) When-issued security. Unsettled when-issued transactions were as follows:

Unrealized
Counterparty	Value	Appreciation
Banc of America, NA	$ 200,785	$ 2,669
Credit Suisse International	$ 348,019	$ 3,019
Deutsche Bank Securities, Inc.	$ 115,000	$ --
JPMorgan Securities, Inc.	$ 206,944	$ 1,764
Morgan Stanley Capital
Services, Inc.	$ 327,992	$ 3,018
Pershing LLC	$ 104,511	$ 852

(d) Variable rate security. Rate shown is as of report date.
(e) Security is perpetual in nature and has no stated maturity date.
(f) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:
______________________________________________________________________________________________________________________________________________________________________________________________________________

	Shares		Shares
	Held at		Held at
	October 31,	Net	January 31,
Affiliate 2010 Activity 2011				Income
BlackRock
Liquidity
Funds,
TempFund,
Institutional
Class	5,884,098	(4,721,129)	1,162,969	$ 1,488

(g) Represents the current yield as of report date.

• For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-
classifications for reporting ease.

BLACKROCK CREDIT ALLOCATION INCOME TRUST I, INC. JANUARY 31, 2011 5

BlackRock Credit Allocation Income Trust I, Inc. (PSW)
Schedule of Investments (continued)

• Financial futures contracts purchased as of January 31, 2011 were as follows:

Unrealized
				Notional	Appreciation
Contracts Issue Exchange Expiration Value (Depreciation)
26	2-Year U.S. Treasury Bond	Chicago Board of Trade	March 2011	$ 246,313	$ 2,795
2 Ultra Long Term U. S. Treasury Bond Chicago Board of Trade March 2011 $ 5,698,875 (2,128)
Total					$ 667

• Financial futures contracts sold as of January 31, 2011 were as follows:

Unrealized
				Notional	Appreciation
Contracts Issue Exchange Expiration Value (Depreciation)
90	10-Year U.S. Treasury Bond	Chicago Board of Trade	March 2011	$ 10,871,719	$ (1,555)
24 30-Year U. S. Treasury Bond Chicago Board of Trade March 2011 $ 2,895,000 1,454
Total					$ (101)

• Credit default swaps on single-name issuers - sold protection outstanding as of January 31, 2011 were as follows:

	Fixed		Expiration	Credit	Amount	Appreciation
Issuer Rate Counterparty Date Rating[1] (000)[2] (Depreciation)
MBIA Insurance	5.00%	Citibank NA	3/20/12	CCC	$ 350	$ 10,354
Corp.
Assured Guaranty	5.00%	Deutsche Bank AG	3/20/16	A-	$ 350	(5,702)
Corp.
Total					$ 4,652
[1] Using Standard and Poor’s rating.
[2] The maximum potential amount the Fund may pay should a negative event take place as defined under the terms of agreement.

• Reverse repurchase agreements outstanding as of January 31, 2011 were as follows:

	Interest	Trade	Maturity	Net Closing	Face
Counterparty	Rate	Date	Date	Amount	Amount
Deutsche Bank Securities, Inc.	0.40%	12/07/2010	Open	$ 1,339,793	$ 1,338,960
UBS Securities	0.38%	1/24/2011	Open	18,136,197	18,134,665
Credit Suisse Securities (USA) LLC	0.40%	1/26/2011	Open	986,628	986,563
UBS Securities	0.38%	1/26/2011	Open	1,941,748	1,941,625
UBS Securities	0.38%	1/27/2011	Open	1,872,349	1,872,250
Total				$ 24,276,715	$ 24,274,063

6 BLACKROCK CREDIT ALLOCATION INCOME TRUST I, INC. JANUARY 31, 2011

BlackRock Credit Allocation Income Trust I, Inc. (PSW)
Schedule of Investments (concluded)

• Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of January 31, 2011 in determining the fair valuation of the Fund's investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term
Investments:
Corporate Bonds.	— $ 104,482,811		—	$ 104,482,811
Preferred
Securities	—	26,177,275	—	26,177,275
Taxable
Municipal
Bonds	—	1,197,532	—	1,197,532
Short-Term
Securities	$ 1,162,969	—	—	1,162,969
Total	$ 1,162,969 $ 131,857,618		—	$ 133,020,587
Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Credit contracts	—	$ 10,354	—	$ 10,354
Interest rate
contracts	$ 4,249	—	—	4,249
Liabilities:
Credit contracts	—	(5,702)	—	(5,702)
Interest rate
contracts	(3,683)	—	—	(3,683)
Total	$ 566	$ 4,652	—	$ 5,218
[1] Derivative financial instruments are financial futures contracts and swaps, which are shown at the unrealized appreciation/depreciation on the instrument.

BLACKROCK CREDIT ALLOCATION INCOME TRUST I, INC. JANUARY 31, 2011 7

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Credit Allocation Income Trust I, Inc.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Credit Allocation Income Trust I, Inc.

Date: March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Credit Allocation Income Trust I, Inc.

Date: March 25, 2011

By: /S/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Credit Allocation Income Trust I, Inc.

Date: March 25, 2011